Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Containers, cost	$ 6,394,791	$ 6,583,542
Containers, accumulated depreciation	(2,029,667)	(1,851,664)
Net Book Value	4,365,124	4,731,878
Containers - Owned Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	6,378,374	6,566,785
Containers, accumulated depreciation	(2,027,743)	(1,850,721)
Net Book Value	4,350,631	4,716,064
Containers - Managed Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	16,417	16,757
Containers, accumulated depreciation	(1,924)	(943)
Net Book Value	$ 14,493	$ 15,814